SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options, Outstanding beginning Balance	3,925,943	3,650,943	3,650,943	3,800,943
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 1.33	$ 1.24	$ 1.24	$ 1.36
Weighted average contractual life term, outstanding	5 years 9 months 21 days		6 years 21 days	8 years 4 months 2 days	8 years 9 months 25 days
Number of Options, Granted			400,000	1,532,500
Weighted Average Exercise Price, Granted			$ 2.20	$ 1.51
Number of Options, Expired			(62,502)
Weighted Average Exercise Price, Expired			$ 1.25
Number of Options, Forfeited			(62,498)	(1,682,500)
Weighted Average Exercise Price, Forfeited			$ 1.25	$ 1.36
Number of Options, Outstanding Ending Balance	3,925,943		3,925,943	3,650,943	3,800,943
Weighted Average Exercise Price, Outstanding Ending Balance	$ 1.33		$ 1.33	$ 1.24	$ 1.36
Total Intrinsic Value, Ending Balance
Number of options, Exercisable	3,336,775		3,193,720
Weighted Average Exercise Price, Exercisable	$ 1.23		$ 1.20
Weighted average contractual life term, exercisable	5 years 3 months 7 days		5 years 4 months 9 days
Total Intrinsic Value, exercisable
Number of options, Exercisable	3,336,775		3,193,720
Weighted Average Exercise Price, Exercisable	$ 1.23		$ 1.20
Total Intrinsic Value, exercisable